Fair Value - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 450	¥ 526
Investment funds
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Derivative liabilities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred into Level 3		1
Fair value of liabilities transferred out of Level 3	¥ 1	1
Long-term debt
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred into Level 3	3	1
Fair value of liabilities transferred out of Level 3	2	1
Senior borrowings and bonds
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	6	14
Net unrealized gains (losses) resulting from changes in fair values of the notes	(8)	4
Trading securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred into Level 3	4	4
Fair value of assets transferred out of Level 3	¥ 24	12
Available-for-sale securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred into Level 3		7
Fair value of assets transferred out of Level 3		30
Other investments
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred out of Level 3		¥ 2